Fees and Expenses - State Street SP 500 Index Fund	Jun. 30, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold and sell State Street S&P 500 Index Fund – Institutional Shares (“Institutional Class Shares”) of the Fund, which are a conventional mutual fund share class. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Other Expenses, New Fund, Based on Estimates [Text]	The Institutional Class Shares of the Fund are new. “Other expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Class Shares of the Fund for the time periods indicated, and then sell or hold all of your Institutional Class Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Class Shares' operating expenses remain the same. The calculation of costs for the one-, three-, and five-year periods takes into account the effect of the current contractual fee waiver. The calculation of costs for the ten-year period takes the fee waiver into account only for the first five years of that period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Institutional Class Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	3.00%